Loss per Share and Series A, B and C Warrants (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	May 28, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted Average Number of Shares Outstanding, Diluted		49,988,956	6,527,240	167,435
Offering Convertible Preferred Stock and Warrants	$ 25,000
Preferred Stock [Member]
Proceeds from Issuance of Private Placement		10,000
Common Stock [Member]
Stock Issued During Period Shares Cashless Warrants Exercised		56,608,510
Series A Warrants [Member]
Weighted Average Number of Shares Outstanding, Diluted		5,000,000
Series B Warrants [Member]
Weighted Average Number of Shares Outstanding, Diluted		990,813
Series C Warrants [Member]
Weighted Average Number of Shares Outstanding, Diluted		35,967,870